DEBT - Maturities of Long-term Debt (Q2) (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
July through December 2019	$ 637,333	$ 23,852,271
2020	1,523,095	1,435,312
2021	8,223,343	8,130,359
2022	14,617,593	14,516,126
2023	21,247,852	21,115,026
2024	12,966,778
Thereafter	57,916,091
Total principal	117,132,085	134,022,937
Deferred financing costs, net	(2,099,104)	(2,315,629)
Net principal	115,032,981	131,707,308
Mortgage Note Payable
Debt Instrument [Line Items]
July through December 2019	637,333	14,852,271
2020	1,523,095	1,435,312
2021	8,223,343	8,130,359
2022	14,617,593	14,516,126
2023	21,247,852	21,115,026
2024	12,966,778
Thereafter	57,916,091
Total principal	117,132,085	125,022,937
Deferred financing costs, net	(2,099,104)	(2,313,629)
Net principal	115,032,981	122,709,308
Unsecured Credit Facility
Debt Instrument [Line Items]
July through December 2019	0	9,000,000
2020	0	0
2021	0	0
2022	0	0
2023	0	0
2024	0
Thereafter	0
Total principal	0	9,000,000
Deferred financing costs, net	0	(2,000)
Net principal	$ 0	$ 8,998,000